INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense	$ 86,666	$ 86,666	$ 173,332	$ 173,331